Acquisitions	12 Months Ended
Dec. 31, 2020
Acquisitions
Acquisitions

Note 4 – Acquisitions

A summary of acquisitions completed during the years ended December 31, 2020 and 2019 is provided below:

	Year ended December 31, 2020
Purchase price allocation	Cura (2)	Remedy (2)	Arrow (1)	MEOT (2)	Curaleaf NJ (2)	Blue Kudu (1)	Grassroots (2)	ATG (2)
Assets acquired:
Cash	$12,755	$172	$711	$395	$3,667	$276	$28,690	$7,253
Accounts receivable, net	11,027	15	—	129	1,995	350	5,511	—
Prepaid expenses and other current assets	2,232	3	—	15	405	—	5,835	787
Inventory	22,074	227	508	1,418	4,962	123	12,101	3,455
Biological assets	—	79		705	2,340	—	4,571	379
Property, plant and equipment, net	7,465	319	1,854	1,081	6,187	56	37,128	4,397
Right-of-use assets	9,047	108	2,058	1,812	41,518	812	103,055	1,555
Other assets	832	—	—	1,034	46	—	91	—
Intangible assets :
Licenses	135,060	—	38,435	—	57,580	3,345	300,140	24,690
Trade name	28,340	160	—	170	8,260	—	12,130	120
Service agreements	59,030	1,430	—	5,830	—	—	3,080	—
Non-compete agreements	4,950	—	—	—	—	—	19,290	—
Goodwill	113,252	909	—	561	22,863	—	257,023	19,072
Deferred tax liabilities	(58,971)	(480)	—	(1,680)	(20,525)	—	(102,329)	(9,397)
Liabilities assumed	(22,652)	(573)	(5,885)	(3,426)	(46,065)	(1,469)	(159,368)	(9,811)
Consideration transferred	$324,441	$2,369	$37,681	$8,044	$83,233	$3,493	$526,948	$42,500

	Year ended December 31, 2019
Purchase price allocation	Acres (2)	Glendale (1)	Phyto (1)	Emerald (1)	Eureka (1)	Blackjack (1)	HMS (1)	Elevate (1)
Assets acquired:
Cash	$478	$330	$37	$747	$490	$120	$501	$101
Accounts receivable	884	92	—	188	82	—	1,052	—
Prepaid expenses and other current assets	114	21	143	253	876	—	211	53
Inventory	3,812	422	103	724	587	333	414	93
Biological assets	567	—	—	—		—	—	—
Property, plant and equipment	5,994	1,407	—	103	357	—	—	68
Other assets	45	107	—	15	—	—	—	—
Intangible assets :
Licenses	22,340	17,060	7,424	15,970	35,253	7,187	32,775	1,937
Trade name	370	—	—	—	—	—	—	—
Non-compete agreements	700	—	—	—	—	—	—	—
Goodwill	17,471	—	—	—	—	—	—	—
Deferred tax liabilities	—	—	—	—	—	—	—	—
Liabilities assumed	(5,178)	(660)	(38)	—	(1,284)	(915)	(2,654)	(151)
Non-controlling interest	—	—	—	—	—	(2,156)	—	—
Consideration transferred	$47,597	$18,779	$7,669	$18,000	$36,361	$4,569	$32,299	$2,101
(1)	Acquisition accounted for as an asset acquisition with the application of the IFRS 3 Amendment.
(2)	Acquisition accounted for as a business combination under IFRS 3.

Certain fair values may be estimated at the acquisition date pending confirmation or completion of the valuation process. Where provisional values are used in accounting for a business combination, they may be adjusted retrospectively in subsequent periods, not to exceed one year from the acquisition date.

Goodwill arising from acquisitions consists largely of the synergies and economies of scale expected from combining the operations of the businesses. These synergies include the elimination of redundant facilities and functions and the use of the Company’s existing commercial infrastructure to expand sales.

2020 acquisitions

Cura Partners, Inc., an Oregon corporation (“Cura” or “Select”)

On February 1, 2020, the Company completed the acquisition of Select through the Company’s subsidiary CLF Sapphire Holdings, Inc. The acquisition included Select's manufacturing, processing, distribution, and marketing operations, all adult-use and medical cannabis products marketed under the Select brand name, and all Select intellectual property (the “Cura Transaction”). The purpose of the Cura Transaction was to solidify the Company’s stance as one of the largest cannabis operators in the U.S. in terms of operational and wholesale footprint and position the Company for its next phase of growth.

Due to changes in market conditions, Curaleaf and Select mutually agreed on October 30, 2019 to reduce the base consideration payable upon closing of the Cura Transaction. Under the Amended and Restated Merger Agreement (the "Amended Merger Agreement"), the Company issued 55,000,000 SVS to the benefit of the former Select equity holders. The fair value of the shares issued upon closing was $251,911 and the fair value of the shares issued and held in escrow was $17,381. There was an additional 40,555,556 SVS payable to former Select equity holders contingent upon Curaleaf achieving certain calendar year 2020 revenue targets based on Select-branded extract sales beginning at a target of $130,000 with maximum achievement at $250,000. In addition, Select equity holders will also be eligible to receive an earn-out of up to $200,000 from the issuance of additional SVS, contingent upon Curaleaf exceeding $300,000 in calendar year 2020 revenue for Select-branded extract sales. The total contingent consideration related to Cura had a fair value of $28,445. Consideration also included the rollover of former Select option-holders to Curaleaf options. The fair value of the rollover options was $26,072. There were 2 dissenting Select shareholders who elected to receive cash in lieu of merger consideration;  they were paid $631 in April 2020. The Select earn-out criteria for the potential payout of an additional 40,555,556 SVS was not met as of the measurement date, and as a result the Company recorded a gain on the change in fair value of the contingent consideration of $28,445 during the year ended December 31, 2020. The Company incurred transaction costs of approximately $7,452.

The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the Cura Transaction had occurred as of January 1, 2020. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2020 or of the future consolidated operating results. For the Cura Transaction, total unaudited pro forma revenue and net loss for the year ended December 31, 2020 was $91,483 and $49,708, respectively.

Revenue and net loss from Cura included in the consolidated statement of profits and losses for the year ended December 31, 2020 was $81,837 and $34,276, respectively.

Arrow Alternative Care, Inc. (“Arrow 1”), Arrow Alternative Care #2, Inc. (“Arrow 2”), Arrow Alternative Care #3, Inc. (“Arrow 3”), each a Delaware corporation (collectively, the “Arrow Companies” or “Arrow”)

In March 2020, the Company signed definitive agreements to acquire Arrow 1, Arrow 2, and Arrow 3 (respectively, “Transaction 1”, “Transaction 2”, and “Transaction 3”, and collectively the “Arrow Transactions”), which operated licensed medical cannabis dispensaries in Stamford, Hartford, and Milford, Connecticut. The aggregated consideration paid for the Arrow Companies was $37,681, consisting of $16,298 in cash and $21,383 in SVS. The closing of Transaction 1 and Transaction 3 occurred in April 2020. While management’s control of, and all economic interest in, Arrow 2 were transferred to the Company in April 2020, the closing of Transaction 2 occurred on August 3, 2020. The consideration for Arrow 1 was $10,412 and was paid in cash at closing. The consideration for Arrow 2 was $15,048 of which $9,333 was paid in SVS and the remainder in cash. Finally, the consideration for Arrow 3 was $12,227 which was paid by the issuance of 1,861,149 SVS. In August 2020, 27,334 “top up” shares were issued as additional consideration in connection with Transaction 3. The Company incurred transaction costs of approximately $227.  The Company acquired Arrow due to its strategic locations in key metro areas in Connecticut.

The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the Arrow acquisition had occurred as of January 1, 2020. These pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2020 or of the future consolidated operating results. For the Arrow acquisition, total unaudited pro forma revenue and net income for the year ended December 31, 2020 was $24,410 and $1,298, respectively.

Revenue and net loss from Arrow included in the consolidated statement of profits and losses for the year ended December 31, 2020 was $18,638 and $574, respectively.

Remedy Compassion Center, Inc. (“Remedy”)

Remedy owns and operates a duly licensed registered medical marijuana and cultivation facility in the state of Maine. In October 2016, the Company entered into a Management Services Agreement with Remedy (“Remedy MSA”) under which the Company provided services in the areas of cultivation, extraction, and other consulting. Under the Remedy MSA, Remedy maintained exclusive control and possession, and was solely responsible for final decision-making regarding all aspects of the business. The Company recognized management fee income for services rendered under the Remedy MSA.

Remedy operated as a Maine nonprofit corporation until February 2020, when changes in Maine regulations allowed for conversion to a for-profit corporation. In February 2020, Remedy converted to a for-profit corporation as approved by their independent Board of Directors. In connection with the conversion, the Remedy MSA was terminated and the Company entered into a Registered Dispensary Management Agreement (“Remedy Operating Agreement”). Current Maine regulations require that licensed medical marijuana dispensaries be owned by residents of Maine. However, under the Remedy Operating Agreement, the Company has acquired operational control and substantially all of the economic benefit of Remedy's business (the “Remedy Acquisition”), which allows the Company to control Remedy in accordance with IFRS 10 definitions. The Company retains a right to acquire Remedy at such time as the residency requirement for ownership is lifted. Total consideration paid for the Remedy Acquisition was $2,369. The Company incurred transaction costs of approximately $28.

The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the Remedy Acquisition had occurred as of January 1, 2020. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2020 or of the future consolidated operating results. For the Remedy Acquisition, total unaudited pro forma revenue and net loss for the year ended December 31, 2020 was $4,135 and $596, respectively.

Revenue and net loss from Remedy included in the consolidated statement of profits and losses for the year ended December 31, 2020 was $3,164 and $204, respectively.

GR Companies, Inc., a Delaware company ("Grassroots")

In July 2019, the Company entered into an Agreement and Plan of Merger to acquire Grassroots (the “Grassroots Acquisition”).  In June 2020, Curaleaf entered into an Amended and Restated Agreement and Plan of Merger (the "Grassroots Merger Agreement") which amended and restated the original definitive agreement and amended certain terms of the Grassroots Acquisition. The Company acquired Grassroots to continue its path forward in playing a leading role in the growth of the U.S. cannabis market.

Closing of the Grassroots Transaction occurred in July 2020. At closing, the Company issued (i) 103,455,816 SVS to the benefit of the former holders of common stock of Grassroots which had a fair value of approximately $564,541, and (ii) 12,851,005 SVS to be held in escrow in accordance with the terms of the Amended Grassroots Merger Agreement which had a fair value of approximately $71,389. In addition, the Company paid an amount of $51,187 in connection with the closing of the Grassroots Transaction, which included reimbursements of permitted capital expenditures and acquisitions that occurred between signing and closing, transaction related expenses, and replenishment of working capital. In addition, the parties resolved that certain Grassroots related assets in Illinois and Ohio, and a dispensary in Maryland, are designated for sale to comply with local limitations on license ownership. Due to the limitations on license ownership, the Company recognized $132,234 for prepayment of acquisition consideration. Curaleaf also agreed to issue 2,119,864 SVS to partially offset the dilution to the holders of common stock of Grassroots caused by the conversion of certain debentures of Grassroots into equity of Grassroots immediately prior to the closing of the Grassroots Transaction. The transaction price remains subject to closing adjustments and the parties are still in the process of finalizing the computation of those post-closing adjustments, which is expected to finalize by the third quarter of 2021. The Company incurred transaction costs of approximately $7,623.

The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the Grassroots Acquisition had occurred as of January 1, 2020. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2020 or of the future consolidated operating results. For the Grassroots Acquisition, total unaudited pro forma revenue and net income for the year ended December 31, 2020 was $213,215 and $120,127, respectively.

Revenue and net loss from Grassroots included in the consolidated statement of profits and losses for the year ended December 31, 2020 was $125,177 and $7,744, respectively.

Virginia’s Kitchen, LLC, a Colorado company d/b/a Blue Kudu (“Blue Kudu”)

In February 2020, the Company signed a definitive agreement to acquire 100% of Blue Kudu, a Colorado-licensed processor and producer of cannabis edibles, operating an 8,400 square foot facility in Denver, Colorado. The transaction closed in July 2020. The consideration consisted of 322,580 SVS at a fair value of $2,109,  $1,384 payable in cash at closing of the transaction, and a 5% note of up to $500 due ten and one half months from closing.  The Company incurred transaction costs of approximately $100.  The Company acquired Blue Kudu as a strategic move to support the Company’s planned expansion of its Select brand throughout the state of Colorado.

The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the Blue Kudu acquisition had occurred as of January 1, 2020. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2020 or of the future consolidated operating results. For the Blue Kudu acquisition, total unaudited pro forma revenue and net income for the year ended December 31, 2020 was $3,126 and $458, respectively.

Revenue and net income from Blue Kudu included in the consolidated statement of profits and losses for the year ended December 31, 2020 was $2,719 and $155, respectively.

Curaleaf NJ, Inc. (“CLNJ”)

In February 2011, the Company entered into a Management Services Agreement (“NJ MSA”) with CLNJ (formerly Compassionate Sciences ATC Inc.). As required under state law, CLNJ was formed as a New Jersey nonprofit corporation without shareholders, acting through its governing body, the Board of Trustees (“NJ Board”). CLNJ operated medical dispensary, processing, and cultivation facilities as permitted by the state of New Jersey. Under the NJ MSA, the Company acted as an independent contractor providing services in the areas of cultivation, extraction, and other consulting services. The Company recognized management fee income for services rendered under the NJ MSA. In addition to the NJ MSA, the Company entered into a Conditionally Convertible Promissory Note (“NJ Note”) (see Note 8). The NJ Note allowed the Company to acquire CLNJ when the regulations in New Jersey changed to allow nonprofit corporations to convert to for-profit corporations.

In July 2019, New Jersey Governor Murphy signed an amendment to the New Jersey Compassionate Use Medical Marijuana Act (the “Act”) known as the Jake Honig Compassionate Use Medical Cannabis Act (“Jake Honig Act”). The Jake Honig Act authorized the New Jersey nonprofit corporations that hold Alternative Treatment Center Permits (“ATC Permits”) to sell or transfer their permits and other assets to for-profit entities. Due to changes in New Jersey regulations, CLNJ received approval from the state of New Jersey for the transfer of the ATC Permit to Curaleaf NJ II, Inc., a wholly owned subsidiary of the Company. In conjunction with the transfer of the ATC Permit, the Company entered into an Asset Purchase Agreement (“CLNJ APA”). As part of the CLNJ APA, CLNJ agreed to sell and transfer the ATC Permit and substantially all of its other assets to Curaleaf NJ II. The transaction closed in July 2020. As a result of the closing of the sale and transfer of the assets, the $83,233 balance of the NJ Note was applied to the purchase price. The Company incurred transaction costs of approximately $54.  The Company acquired CLNJ due to its presence in the state of New Jersey and its growing market.

The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the CLNJ acquisition had occurred as of January 1, 2020. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2020 or of the future consolidated operating results. For the CLNJ acquisition, total unaudited pro forma revenue and net income for the year ended December 31, 2020 was $65,178 and $6,080, respectively.

Revenue and net income from CLNJ included in the consolidated statement of profits and losses for the year ended December 31, 2020 was $37,510 and $15,757, respectively.

Primary Organic Therapy, Inc. (d/b/a Maine Organic Therapy) (“MEOT”)

MEOT owns and operates a duly licensed registered medical marijuana and cultivation facility in the state of Maine. In January 2017, the Company entered into a Management Services Agreement with MEOT (“MEOT MSA”) under which the Company provided services in the areas of financial services, compliance consulting, and human resources management. Under the MEOT MSA, MEOT maintained exclusive control and possession, and was solely responsible for final decision-making regarding all aspects of the business, and the Company acted solely in an advisory capacity. The Company recognized management fee income for services rendered under the MEOT MSA.

The MEOT MSA was terminated in July 2020, and MEOT entered into a new MSA agreement (“Verdure MSA”) with Verdure, Inc. (“Verdure”), an entity in which the Company’s Executive Vice Chairman, Joseph Lusardi had an ownership interest. The Company acquired Verdure in July 2020 for $8,000 cash and a cash earn-out of $2,000 based on MEOT’s achievement of certain earnings targets. The fair value of the earn-out was $44. Current Maine regulations require that licensed medical marijuana dispensaries be owned by residents of Maine. However, under the Verdure MSA, the Company has acquired operational control and substantially all of the economic benefit of MEOT’s business. The acquisition of Verdure resulted in the Company controlling MEOT in accordance with IFRS 10. The Company retains a right to acquire MEOT at such time as the residency requirement for ownership is lifted. The Company incurred transaction costs of approximately $32.  The Company acquired operational control and substantially all of the economic benefit of MEOT due to its presence in the state of Maine and its growing market.

The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the MEOT acquisition had occurred as of January 1, 2020. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2020 or of the future consolidated operating results. For the MEOT acquisition, total unaudited pro forma revenue and net income for the year ended December 31, 2020 was $5,317 and $158, respectively.

Revenue and net income from MEOT included in the consolidated statement of profits and losses for the year ended December 31, 2020 was $2,728 and $574, respectively.

PalliaTech Florida LLC

On August 17, 2020, the Company acquired the remaining 11.4% equity interest in PalliaTech Florida LLC from certain minority equity holders for consideration of 2,375,000 SVS. In connection with the foregoing, the Company also agreed to the repayment of certain secured promissory notes in the amount of $1,750. Another 11.4% equity interest in PalliaTech Florida LLC was acquired by the Company on January 10, 2020 from certain other minority equity holders for consideration of $2,500 paid in cash and 1,772,062 SVS. Upon completion, PalliaTech Florida LLC became an indirect wholly-owned subsidiary of the Company (See Note 19). On December 31, 2020, PalliaTech Florida LLC transferred all of the securities that it held in Curaleaf Florida, LLC to Palliatech Florida, Inc., so that PalliaTech Florida, Inc. became the sole member of Curaleaf Florida, LLC.  Following that transfer of securities, having no other assets, PalliaTech Florida, LLC was voluntarily dissolved on December 31, 2020. Transaction costs for the remaining acquisition items that occurred in 2020 were immaterial.

Net loss from PalliaTech Florida LLC included in the consolidated statement of profits and losses for the year ended December 31, 2020 was $4,468.

Alternative Therapies Group, Inc, a Massachusetts corporation (“ATG”)

In August 2018, the Company entered into an agreement to acquire ATG, which includes a 53,600 square foot cultivation and processing facility in Amesbury, Massachusetts, and intended to enter into supply agreements with ATG’s three dispensaries in Massachusetts. Consideration for ATG is $50,000,  $42,500 of which was prepaid in cash in December 2018 in order to solidify the Company’s intent to complete the purchase of ATG and was recorded as a non-current asset. The remaining $7,500 was paid at the closing of the transaction in November 2020. In connection with the acquisition, ATG's dispensaries located in Amesbury, Salisbury and Salem have been spun off and continue to operate under the ATG brand. The dispensaries were sold for a total of $7,500.  The Company incurred transaction costs of approximately $204.  The Company purchased ATG to increase its cultivation capacity in Massachusetts.

The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the ATG acquisition had occurred as of January 1, 2020. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2020 or of the future consolidated operating results. For the ATG acquisition, total unaudited pro forma revenue and net income for the year ended December 31, 2020 was $18,385 and $14,179, respectively.

Revenue and net income from ATG included in the consolidated statement of profits and losses for the year ended December 31, 2020 was $3,976 and $3,259, respectively.

2019 acquisitions

HMS Health LLC (“HMS”), HMS Processing LLC, MI Health LLC, and HMS Sales LLC, all Maryland limited liability companies (the “HMS Companies”)

In January 2019, the Company completed the acquisition of the HMS Companies which concluded as a $30,000 convertible financing. Prior to funding, HMS spun off its cannabis processing license and cannabis dispensing license into separate entities, HMS Processing LLC and HMS Sales LLC, respectively. There was an additional adjustment of $447 made upon closing as part of the agreement. The loans, together with accrued interest, are convertible into equity of each of the HMS Companies upon receipt of all required regulatory approvals. In addition, the owners of the HMS Companies will receive additional consideration of $2,000 in SVS at the then-current market price upon completed conversion of the loans. The Company recorded a liability of $1,852 for the additional consideration. The Company incurred transaction costs of approximately $199.  The Company has signed a definitive agreement with TerrAscend Corp for the sale of these acquired asset (see Note 7).

Town Center Wellness, LLC, dba Elevate Takoma, a Maryland limited liability company (“Elevate”)

In January 2019, the Company paid $2,101 in cash for an option to acquire the license associated with Elevate, a dispensary located in Takoma Park, MD. The Company incurred transaction costs of approximately $40.  The Company has signed a definitive agreement with PharmaCann LLC for the sale of these acquired asset (see Note 7).

Naturex II, LLC, dba Blackjack Collective, a Nevada limited liability company (“Blackjack”)

In October 2017, the Company entered into an agreement to acquire 51.2% of Blackjack by purchasing a 64% interest in VSLV Management, a related party, which owned 80% of Blackjack. The purchase price was in the form of 4,105,988 shares of common stock of Curaleaf, Inc. valued at $3,001. The Company issued these shares of Curaleaf, Inc. into escrow for release to the members of VSLV Management upon regulatory approval of the transaction. In January 2019, the Company entered into an agreement to acquire an additional 18% of Blackjack from minority owners for cash consideration of $1,260. Furthermore, in October 2019, the Company entered into an agreement to acquire the remaining interests in VSLV Management in consideration of the issuance of 286,246 additional SVS upon closing of the transaction. Final completion of these further transactions also remains subject to regulatory approval.

The Company’s total controlling ownership in Blackjack as of April 1, 2019, the date it took control of Blackjack, was 69.2%. The Company recognized the residual 30.8% of unowned membership interest as a $2,156 non-controlling interest in equity. As a result of its agreement to acquire the remaining interest in VSLV Management, the Company’s controlling ownership interest was increased to 98% as of October 11, 2019. There was an additional $308 of payables due to the Company that were effectively forgiven as part of the purchase price. The Company incurred transaction costs of approximately $122.

EC Investment Partners, LLC, a Nevada limited liability company (“Eureka”)

In April 2019, the Company acquired all of the membership interests of Eureka. Total consideration of $36,361 consisted of $5,608 in cash, settlement of $5,000 of debt owed to the Company, and $14,239 which was settled through the issuance of 1,663,511 SVS.  In addition, the sellers may be entitled to additional consideration in the form of additional SVS based upon the excess of Eureka’s EBITDA for the twelve-month period starting July 1, 2019 above $5,000.  The Company incurred transaction costs of approximately $609.The Eureka earn-out criteria were not met as of the measurement date, and as a result the Company recorded a gain on the change in fair value of the contingent consideration of $9,572 during the year ended December 31, 2020.

Absolute Healthcare, Inc. dba Emerald Dispensary, an Arizona non-profit corporation (“Emerald”)

In May 2019, the Company acquired exclusive rights to operate the Emerald dispensary in Gilbert, AZ, whose license is held by Absolute Healthcare, Inc. Total consideration for the transaction was $18,000, of which $10,000 in cash was paid upfront, $5,000 was paid in cash in January 2020, and the balance of $3,000 was paid in cash in May 2020. (see Note 11). The Company incurred transaction costs of approximately $138.

Phytotherapeutics Management Services, LLC, an Arizona non-profit corporation (“Phyto”)

In July 2019, the Company completed the acquisition of Phyto, which operates under the license of Phytotherapeutics of Tucson, LLC. The closing of the transaction resulted in the license being applied to a newly developed dispensary located in Phoenix, AZ.

Aggregate agreed consideration for Phyto was $7,669, consisting of  cash in the amount of $5,669,  65,511 SVS valued at $500 and a promissory note in the amount of $1,500 with a maturity date of 18 months from the closing of the transaction with an interest rate of 7.5% (Note 11). The transaction was completed in July 2019. The Company incurred transaction costs of approximately $47.

Glendale Greenhouse, an Arizona non-profit corporation (“Glendale”)

In August 2019, the Company completed the acquisition of Glendale, which operates under the license of PP Wellness as a vertically integrated cannabis cultivation, processing, and dispensary company.

Consideration for Glendale included 173,050 SVS valued at $1,500 and cash in the amount of $8,279. The Company also issued two promissory notes with a combined amount of $5,000 with a maturity date of 12 months from the closing of the transaction date and an interest rate of 7%. The Company also issued a promissory note in the amount of $2,500 with an interest rate of 7%, which was paid in February 2020 (Note 11). Additionally, the Company issued 172,544 SVS 12 months after the closing of the transaction. The Company incurred transaction costs of approximately $78.

Acres Cultivation, LLC,   a Nevada limited liability company, and Acres Medical, LLC, a Nevada limited liability company (together, “Acres”)

In October 2019, the Company completed the acquisition of Acres Cultivation, LLC, which included a cultivation facility in the Amargosa Valley, Nevada and, on January 1, 2020, the Company completed its acquisition of Acres Medical, LLC, which included a large dispensary located in Las Vegas, Nevada, with a second dispensary under construction that has since opened in Ely, Nevada. Total consideration for the Acres transaction was $47,597, of which $15,000 was paid in cash upon signing of the definitive agreement, $9,500 was paid upon receiving regulatory approval of the license transfer for the dispensary in January 2020, as well as a $500 holdback. Total consideration also included $12,856 which was settled through the issuance of 3,108,183 SVS, and $8,569 which was settled through the issuance of 2,039,062 SVS upon receiving regulatory approval of the license transfer for the dispensary in January 2020. The purchase agreement also included earn-out potential (“Acres earn-out”) if certain financial targets were met. The Acres earn-out was not expected to be achieved as of December 31, 2020, and as a result, the Company recorded a gain on the change in fair value of the contingent consideration of $1,034 during year ended December 31, 2020. The Company incurred transaction costs of approximately $448.

Pending acquisitions

The following acquisitions have been signed but were not  completed prior to January 1, 2021. The results of the following entities are not included in the consolidated results of the Company:

Ohio Grown Therapies, LLC, an Ohio limited liability company (“OGT”)

In May 2019, the Company entered into an agreement granting it an option to acquire OGT for $20,000. The Company paid $5,000 in cash in May 2019 and $7,500 in cash in July 2020. The remaining consideration will be paid upon completion of milestones, culminating with regulatory approval of the transfer of the final licenses and OGT facility to Curaleaf. The closing of this transaction is currently pending regulatory approval.

EMMAC Life Sciences Limited, a corporation existing under the laws of England and Wales (“EMMAC”)

In March 2021, the Company signed a definitive agreement to acquire EMMAC, an independent cannabis company with operations spanning, amongst others, the United Kingdom, Germany, Italy, Spain and Portugal, for a total base consideration of approximately $286,000, consisting of approximately $50,000 in cash at closing, approximately 16,797,963 SVS and up to an additional $57,000 subject to performance-based earn-outs. The closing of this transaction is currently pending completion of certain closing conditions, including regulatory approval and is expected to close early in the second quarter of 2021.